Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	150,000,000	150,000,000	150,000,000
Series A Preferred stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Series A Preferred stock, shares authorized	40,000,000	40,000,000	40,000,000
Series A Preferred stock, shares issued	39,441,458
Series A Preferred stock, shares outstanding	39,441,458
Series B Preferred stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Series B Preferred stock, shares authorized	4	4	4
Series B Preferred stock, shares issued	3
Series B Preferred stock, shares outstanding	3
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares issued	92,684,664	29,502,750	28,730,900
Treasury stock, at cost	4,339,555